Segment Disclosures Recon from Segment to Consolidated - Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment revenues [Line Items]
Service revenues	$ 5,171	$ 5,164	$ 4,116
Product sales	2,328	2,196	3,521
Total revenues	7,499	7,360	7,637
Other financial information:
Additions to long-lived assets	2,145	3,336	20,756
Proportional Modified Ebitda Equity Method Investments	754	699	438
Williams Partners [Member]
Segment revenues [Line Items]
Service revenues	5,140	5,134	3,887
Product sales	2,318	2,196	3,521
Other [Member]
Segment revenues [Line Items]
Service revenues	31	30	229
Product sales	10	0	0
Intersegment Eliminations [Member]
Segment revenues [Line Items]
Service revenues	(52)	(92)	(20)
Product sales	(16)	0	0
Total revenues	(68)	(92)	(20)
Other financial information:
Additions to long-lived assets	(1)	(12)	(2)
Proportional Modified Ebitda Equity Method Investments	0	0	0
Intersegment Eliminations [Member] | Williams Partners [Member]
Segment revenues [Line Items]
Service revenues	(33)	(1)	(1)
Product sales	0	0	0
Intersegment Eliminations [Member] | Other [Member]
Segment revenues [Line Items]
Service revenues	(19)	(91)	(19)
Product sales	(16)	0	0
Operating Segments [Member] | Williams Partners [Member]
Segment revenues [Line Items]
Service revenues	5,173	5,135	3,888
Product sales	2,318	2,196	3,521
Total revenues	7,491	7,331	7,409
Other financial information:
Additions to long-lived assets	2,102	2,960	20,413	[1]
Proportional Modified Ebitda Equity Method Investments	754	699	431
Operating Segments [Member] | Other [Member]
Segment revenues [Line Items]
Service revenues	50	121	248
Product sales	26	0	0
Total revenues	76	121	248
Other financial information:
Additions to long-lived assets	44	388	345
Proportional Modified Ebitda Equity Method Investments	$ 0	$ 0	$ 7

[1]	2014 Additions to long-lived assets within our Williams Partners segment primarily includes the acquisition-date fair value of long-lived assets from the ACMP Acquisition. (See Note 2 - Acquisitions.)